DEPOSITS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
DEPOSITS [Abstract]
Retail savings certificates with balances of $100,000 or more	$ 6,200	$ 5,400